Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 31, 2012
Registrant Name	Nuveen Managed Accounts Portfolios Trust
Central Index Key	0001390204
Amendment Flag	false
Document Creation Date	Apr 23, 2013
Document Effective Date	Apr 23, 2013
Prospectus Date	Nov 30, 2012

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 23, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

The second sentence of the fifth paragraph of the section “Fund Summary—Municipal Total Return Managed Accounts

Portfolio—Principal Investment Strategies” is hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Supplement [Text Block]	nmapt_SupplementTextBlock

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 23, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

The second sentence of the fifth paragraph of the section “Fund Summary—Municipal Total Return Managed Accounts

Portfolio—Principal Investment Strategies” is hereby deleted.

Municipal Total Return Managed Accounts Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmapt_SupplementTextBlock

MUNICIPAL TOTAL RETURN MANAGED ACCOUNTS PORTFOLIO

SUPPLEMENT DATED APRIL 23, 2013

TO THE PROSPECTUS DATED NOVEMBER 30, 2012

The second sentence of the fifth paragraph of the section “Fund Summary—Municipal Total Return Managed Accounts

Portfolio—Principal Investment Strategies” is hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Nuveen Managed Accounts Portfolios Trust
Prospectus Date	rr_ProspectusDate	Nov 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 23, 2013